Fees Summary	Jan. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 36,985,000
Previously Paid Amount	0.00
Total Fee Amount	5,107.63
Total Offset Amount	0.00
Net Fee	5,107.63
Narrative - Max Aggregate Offering Price	$ 36,985,000
Final Prospectus	true